Information on Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Information on Subsidiaries [Abstract]
Subsidiaries with Significant Non-Controlling Interests	Subsidiaries with material noncontrolling interests

	Dec 31, 2025	Dec 31, 2024
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by noncontrolling interests	20.51%	20.51%
Place of business	Global	Global

in € m	Dec 31, 2025	Dec 31, 2024
Net income attributable to noncontrolling interests	191	133
Accumulated noncontrolling interests of the subsidiary	1,544	1,546
Dividends paid to noncontrolling interests	90	250
Summarized financial information:
Total assets	11,775	11,871
Total liabilities	4,295	4,379
Total net revenues	3,155	2,765
Net income (loss)	928	652
Total comprehensive income (loss), net of tax	429	904

Carrying Amounts of Assets and Liabilities to which Restrictions Apply	Restricted assets

	December 31, 2025		December 31, 2024
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	148,650	49	132,741	31
Financial assets at fair value through profit or loss	519,960	74,127	545,895	62,615
Financial assets at fair value through other comprehensive income	43,644	12,663	42,090	5,969
Loans at amortized cost	478,214	38,440	483,897	41,942
Other	249,405	10,103	186,409	3,206
Total	1,439,873	135,382	1,391,033	113,762